Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies:

Minimum contractual charter revenues: The Company generally employs its vessels under short- and medium-term time charter agreements. These agreements generally provide for fixed daily charter rates, may include charterers’ options to extend the charter period and contain customary termination provisions. As of June 30, 2026, the Company’s contracted time charters had varying remaining non-cancelable periods based on their respective earliest contractual redelivery dates, including one time charter extending into 2027. The charters did not provide for variable lease payments.

Future minimum contractual charter revenues, based on the committed non-cancelable periods of the Company’s time charter contracts in effect as of June 30, 2026, were $6,923. This amount is presented gross of applicable address commissions and commissions payable to the management company and third-party brokers and excludes revenues relating to optional extension periods.

Other: Various claims, suits and complaints, including those involving government regulations and environmental liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurers and suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities that should be disclosed or for which a provision should be established in the accompanying unaudited interim Consolidated Financial Statements.

The Company accrues for the cost of environmental and other liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. As of June 30, 2026 and as of the date of issuance of the unaudited interim Consolidated Financial Statements, management is not aware of any other claims or contingent liabilities that should be disclosed or for which a provision should be established in the accompanying unaudited interim Consolidated Financial Statements. The Company is covered for liabilities associated with the individual vessels’ actions up to the maximum limits provided by its Protection and Indemnity (“P&I”) Clubs, which are members of the International Group of P&I Clubs.

PYXIS TANKERS INC.

Notes to the unaudited interim Consolidated Financial Statements

(Expressed in thousands of U.S. dollars, except for share and per share data)